14. Intangible assets - Other intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance at		R$ 2,406,361	R$ 2,220,784	R$ 1,640,700
Cost [Member]
Statement Line Items [Line Items]
Balance at		6,649,768	5,923,523	7,321,344	R$ 6,981,655
Additions		997,153	1,306,443	804,919
Write-off		(248,429)	(2,675,025)	11,567
Transfers		(22,479)	(29,239)	87
Cost [Member] | IT developments [Member]
Statement Line Items [Line Items]
Balance at		6,353,841	5,629,798	6,910,273	6,570,681
Additions		990,184	1,290,686	804,782
Write-off		(240,626)	(2,544,403)	11,567
Transfers		(25,515)	(26,758)	87
Cost [Member] | Other assets [Member]
Statement Line Items [Line Items]
Balance at		295,927	293,725	411,071	410,974
Additions		6,969	15,757	137
Write-off		(7,803)	(130,622)
Transfers		3,036	(2,481)
Accumulated amortization [Member]
Statement Line Items [Line Items]
Balance at		(4,239,742)	(3,700,420)	(5,344,643)	(3,845,197)
Additions		(539,322)	(521,021)	(523,255)
Write-off			2,406,927	(1,000,835)
Transfers			(241,683)	(15)
Accumulated amortization [Member] | IT developments [Member]
Statement Line Items [Line Items]
Balance at		(3,982,788)	(3,448,788)	(5,032,693)	(3,552,435)
Additions		(534,000)	(501,682)	(504,009)
Write-off			2,326,982	(1,000,893)
Transfers			(241,395)	(15)
Accumulated amortization [Member] | Other assets [Member]
Statement Line Items [Line Items]
Balance at		(256,954)	(251,632)	(311,950)	(292,762)
Additions		(5,322)	(19,339)	(19,246)
Write-off			79,945	58
Transfers			(288)
Losses from non-recovery (Impairment) - IT [Member]
Statement Line Items [Line Items]
Balance at		(69,934)	(2,319)	(336,001)	(1,298,671)
Write-off		(1,346)		1,263,535
Transfers			223,216
Impact on net profit	[1]	(66,269)	110,466	(300,865)
Losses from non-recovery (Impairment) - IT [Member] | IT developments [Member]
Statement Line Items [Line Items]
Balance at		(69,934)	(2,319)	(320,710)	(1,283,380)
Write-off		(1,346)		1,263,535
Transfers			207,925
Impact on net profit	[1]	(66,269)	110,466	(300,865)
Losses from non-recovery (Impairment) - IT [Member] | Other assets [Member]
Statement Line Items [Line Items]
Balance at				(15,291)	R$ (15,291)
Write-off
Transfers			15,291
Impact on net profit	[1]
Carrying amount [Member]
Statement Line Items [Line Items]
Balance at		2,406,361	2,220,784	1,640,700
Carrying amount [Member] | IT developments [Member]
Statement Line Items [Line Items]
Balance at		2,301,119	2,178,691	1,556,870
Carrying amount [Member] | Other assets [Member]
Statement Line Items [Line Items]
Balance at		R$ 105,242	R$ 42,093	R$ 83,830

[1]	The impact in net profit refers to impairment loss of assets in the acquisition and development of software, The loss in the acquisition and development of software was recorded due to obsolescence function and disruption of these systems.